Investment Strategy - GoodHaven Fund	Mar. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund’s investment advisor, GoodHaven Capital Management, LLC (“GoodHaven” or the “Advisor”) attempts to achieve the Fund’s investment objective by investing primarily in a focused portfolio of equity securities. When selecting such equity investments, the Advisor looks for certain attractive corporate characteristics, such as relatively high free cash flow yields, strong balance sheets, products or services that satisfy basic human needs, potential for long-term growth, and managers that have demonstrated skill in capital allocation and who have a significant ownership interest, although no particular characteristic is required for any specific investment. The Fund at times may hold significant cash holdings and significant fixed income investments. The amount of such holdings depends on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time. Further, maintaining liquidity in recent periods has allowed the Fund to avoid forced selling of investments to meet redemptions, while retaining the ability to invest opportunistically.
To help identify appropriate fixed-income investments, the Advisor generally looks for security issuers that are the subject of adverse publicity or stressed industry conditions; whose securities have declined in price despite reasonable future financial prospects; as well as issuers undergoing reorganization or bankruptcy where outstanding fixed-income securities may ultimately receive cash, new fixed-income securities, or an equity interest in a reorganized company. In addition, the Advisor may purchase money market mutual funds in lieu of holding large amounts of cash. In recent years, the negligible yield on money-market investments has made such investments unattractive. However, short-term yields have risen in the last twelve months, increasing the likelihood that the Fund may employ money-market funds or other high-rated securities in lieu of cash.
The proportion of the Fund’s assets invested in each type of asset class varies from time to time based upon the Advisor’s assessment of the merits of specific security investments as well as general market and economic conditions. Although the Fund’s focus is long-term, the Fund expects to shift from time to time among various asset classes and market sectors based on the Advisor’s judgment. The Fund may also invest in companies of any size market capitalization. At any given time, the Fund may invest up to 100% of its net assets in foreign securities including up to 50% of its net assets in emerging market securities. The Fund is non-diversified, meaning that the Fund invests a greater percentage of its assets in significantly fewer securities than a diversified fund.
The equity securities in which the Fund primarily invests include common and preferred stock (including, but not limited to, convertible preferred stock). However, the Fund may also invest in equity securities such as interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities and American Depositary Receipts (“ADRs”) or similar securities. The fixed-income securities in which the Fund may invest, include U.S. corporate debt securities, non‑U.S. corporate debt securities, bank debt (including bank loans and participations), municipal debt securities, U.S. government and agency debt securities, short-term debt obligations of foreign governments and foreign money-market instruments. The Fund typically invests in fixed-income securities to benefit from prevailing total returns that the Advisor’s fundamental research indicates are higher than warranted, without focusing on the coupon, duration or maturity of a particular issue or credit rating of that issuer.
The Fund may also invest in “special situations” which include equity securities or fixed-income securities such as corporate or municipal debt, which may be in a distressed position as a result of economic or issuer specific developments. Fixed-income special situation investments may include high yield fixed-income securities, otherwise known as “junk bonds” (i.e., securities that are rated below investment grade by Standard & Poor’s Ratings Services (“S&P”) or by another nationally recognized statistical rating organization (“NRSRO”) or similar unrated securities) or municipal securities which may be rated below investment grade by S&P or by another NRSRO, or unrated securities. Special situations occur when the securities of a company or other entity are expected to appreciate within a reasonable time due to specific developments of that company or entity rather than from general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to:

•liquidations	•mergers
•reorganizations	•management changes
•recapitalizations	•technological developments
The Advisor may sell a security for a variety of reasons, including without limitation: (1) a security fails to meet the Advisor’s initial investment criteria; (2) an issuer-specific event, such as a proposed or completed acquisition or recapitalization changes the fundamental appeal of the company; (3) upon analysis, a new security is judged more attractive than a current holding; (4) a change in view with respect to company, industry or general market conditions; or (5) the need to meet investor redemptions of Fund shares.

Strategy Portfolio Concentration [Text]	At any given time, the Fund may invest up to 100% of its net assets in foreign securities including up to 50% of its net assets in emerging market securities.